Intangible Assets, Net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible Assets, Net
Amortization expenses	¥ 1,140	$ 175	¥ 1,541	¥ 1,065
Useful life	3 years	3 years
Annual estimated amortization expenses for the intangible assets for each of the next three years
2021	¥ 456				$ 70
2022	79				12
2023 and thereafter	1
Intangible assets, net	¥ 536		¥ 1,560		$ 82